Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Prepaid expenses	$ (274)	$ (218)
Investments in unconsolidated entities and joint ventures	(488)	12,529
Capitalized acquisition costs	4,030	1,652
Deferred compensation	2,462	4,285
Accrued expenses	757	851
Equity-based compensation	6,282	3,877
Furniture fixtures and equipment	(3,418)	(643)
Deferred tax asset	(41,931)	860
Deferred revenue	2,189	629
Net operating loss	2,835	1,265
Deferred tax asset	27,556
Deferred tax asset		25,087
Valuation allowance	(3,950)	(25,087)
Net deferred tax asset (liability)	$ 31,506
Net deferred tax asset (liability)		$ 0